Revenues - Schdule of Revenue by Region Based on the Shipping Address of Customers (Details) - Customer Concentration Risk [Member] - Customer [Member] - Revenue Benchmark [Member] - USD ($)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Revenues - Schdule of Revenue by Region Based on the Shipping Address of Customers (Details) [Line Items]
Amount of revenues	$ 2,077,545	$ 707,021
Percentage of revenues	100.00%	100.00%
Israel [Member]
Revenues - Schdule of Revenue by Region Based on the Shipping Address of Customers (Details) [Line Items]
Amount of revenues	$ 1,480,693	$ 491,432
Percentage of revenues	71.30%	69.50%
England [Member]
Revenues - Schdule of Revenue by Region Based on the Shipping Address of Customers (Details) [Line Items]
Amount of revenues	$ 389,327	$ 195,589
Percentage of revenues	18.70%	27.70%
United States [Member]
Revenues - Schdule of Revenue by Region Based on the Shipping Address of Customers (Details) [Line Items]
Amount of revenues	$ 207,525	$ 0
Percentage of revenues	10.00%	0.00%
Rest of the world [Member]
Revenues - Schdule of Revenue by Region Based on the Shipping Address of Customers (Details) [Line Items]
Amount of revenues	$ 0	$ 20,000
Percentage of revenues	0.00%	2.80%